Taxation - Movement of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	$ 376,331
Exchange differences	160,927	$ (69,707)
Deferred income tax liabilities, ending balance	330,336	376,331
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	9,777
Exchange differences	(160,927)	69,707
Others	(1,158)	(632)
Deferred income tax assets, ending balance	15,507	9,777
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	445,919	438,396
Charged / (credited) to the statement of income	(36,860)	37,465
Farmlands revaluation	(144,971)	62,988
Disposals of farmland	(2,265)	(10,492)
Exchange differences	154,211	(82,438)
Deferred income tax liabilities, ending balance	416,034	445,919
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	(36,860)	37,465
Exchange differences	(154,211)	82,438
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	34,490	(45,778)
Exchange differences	6,716	12,731
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	79,365	145,740
(Credited) / charged to the statement of income	34,490	(45,778)
Tax charge relating to cash flow hedge	(7,092)	(8,498)
Exchange differences	(6,716)	(12,731)
Others	1,158	632
Deferred income tax assets, ending balance	101,205	79,365
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(4,433)	1,064
Exchange differences	(4,555)	(3,752)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	11,438	6,622
(Credited) / charged to the statement of income	(4,433)	1,064
Tax charge relating to cash flow hedge	0	0
Exchange differences	4,555	3,752
Others	0	0
Deferred income tax assets, ending balance	11,560	11,438
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	27,133	(29,585)
Exchange differences	6,200	15,011
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	57,101	110,195
(Credited) / charged to the statement of income	27,133	(29,585)
Tax charge relating to cash flow hedge	(7,092)	(8,498)
Exchange differences	(6,200)	(15,011)
Others	0	0
Deferred income tax assets, ending balance	70,942	57,101
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	0	0
Exchange differences	0	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	4,015	3,575
(Credited) / charged to the statement of income	0	0
Tax charge relating to cash flow hedge	0	0
Exchange differences	0	0
Others	964	440
Deferred income tax assets, ending balance	4,979	4,015
Borrowings | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	14,828	(26,696)
Exchange differences	1,712	(1,137)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	373	25,932
(Credited) / charged to the statement of income	14,828	(26,696)
Tax charge relating to cash flow hedge	0	0
Exchange differences	(1,712)	1,137
Others	0	0
Deferred income tax assets, ending balance	13,489	373
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	9,176	3,242
Exchange differences	6,643	3,242
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	0	0
(Credited) / charged to the statement of income	9,176	3,242
Tax charge relating to cash flow hedge	0	0
Exchange differences	(6,643)	(3,242)
Others	0	0
Deferred income tax assets, ending balance	2,533	0
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(12,214)	6,197
Exchange differences	(3,284)	(633)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	6,438	(584)
(Credited) / charged to the statement of income	(12,214)	6,197
Tax charge relating to cash flow hedge	0	0
Exchange differences	3,284	633
Others	194	192
Deferred income tax assets, ending balance	(2,298)	6,438
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	383,943	389,146
Charged / (credited) to the statement of income	(11,199)	18,229
Farmlands revaluation	(144,971)	62,988
Disposals of farmland	(2,265)	(10,492)
Exchange differences	137,102	(75,928)
Deferred income tax liabilities, ending balance	362,610	383,943
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	(11,199)	18,229
Exchange differences	(137,102)	75,928
Investment property
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	15,888
Deferred income tax liabilities, ending balance		15,888
Investment property | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		8,979
Charged / (credited) to the statement of income	(17,396)	9,760
Farmlands revaluation	0	0
Disposals of farmland	0	0
Exchange differences	11,215	(2,851)
Deferred income tax liabilities, ending balance	9,707
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	(17,396)	9,760
Exchange differences	(11,215)	2,851
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	23,380	30,461
Charged / (credited) to the statement of income	550	(2,984)
Farmlands revaluation	0	0
Disposals of farmland	0	0
Exchange differences	8,679	(4,097)
Deferred income tax liabilities, ending balance	32,609	23,380
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	550	(2,984)
Exchange differences	(8,679)	4,097
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	22,708	9,810
Charged / (credited) to the statement of income	(8,815)	12,460
Farmlands revaluation	0	0
Disposals of farmland	0	0
Exchange differences	(2,785)	438
Deferred income tax liabilities, ending balance	11,108	22,708
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	(8,815)	12,460
Exchange differences	$ 2,785	$ (438)